Note 11 - Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 13, 2012
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	34.00%	34.00%	34.00%
Increase (Decrease) in Deferred Income Taxes	$ 1,032,000	$ 516,431	$ (232,354)
Operating Loss Carryforwards	594,000
Unrecognized Tax Benefits	72,100	66,000	126,800
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	$ 4,500			$ 3,000